Derivative Liability and Expense - Schedule of Derivative Liability (Details) - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended
	Oct. 26, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2021
Derivative Liability [Abstract]
Beginning balance	$ 937,500	$ 548,200		$ 1,908,100
Initial recognition of derivative liability			526,800
Change in fair value	970,600	389,300	21,400
Conversion of note				(1,908,100)
Ending balance	$ 1,908,100	$ 937,500	$ 548,200	$ 0